Taxes	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
Taxes

Note 9 – Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, companies are subject to 16.5% income tax or on its taxable income generated from operations in Hong Kong. On December 29, 2017, Hong Kong government announced a two-tiered profit tax rate regime. Under the two-tiered tax rate regime, the Company’s Hong Kong subsidiary, Shanyou HK, the first HK$2.0 million assessable profits will be subject to an 8.25% lower tax rate and the remaining taxable income will continue to be taxed at the existing 16.5% tax rate. The two-tiered tax regime becomes effective from the assessment year of 2018 and 2019, which is on or after April 1, 2018. The application of the two-tiered rates is restricted to only one nominated enterprise among connected entities. Shanyou HK is nominated by the Company as the entity to apply the two-tiered rates among the group for the assessment years of 2024, 2023 and 2022.

PRC

WFOE and its subsidiary Shanyou HVAC are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax at a rate of 25% after appropriate tax adjustments.

Significant components of the provision for income taxes are as follows:

	For the Fiscal Years ended September 30,
	2024	2023	2022

Current	$504,591	$530,819	$98,973
Deferred	(123,962)	(20,149)	(94,946)
Provision for income taxes	$380,629	$510,670	$4,027

Income tax expense reconciliation are as follows:

	For the Fiscal Years ended September 30,
	2024	2023	2022

Income before income tax	$1,343,369	$2,020,002	$(195)
Cayman Islands statutory income tax rate	0%	0%	0%
Income tax calculated at statutory rate	—	—	—
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	373,655	505,000	(49)
Tax effect of non-deductible expenditure	130,936	25,819	99,022
Deferred income tax expense	(123,962)	(20,149)	(94,946)
Income tax expense	$380,629	$510,670	$4,027

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of the date as stated therein:

Deferred tax assets – China

Significant components of deferred tax assets were as follows:

	September 30, 2024	September 30, 2023

Allowance for credit losses	$30,716	$85,185
Impairment	168,428	1,115
Accrued expenses	72,338	52,419
Deferred tax assets, net	$271,482	$138,719

Allowance for credit losses and impairment must be approved by the Chinese tax authority prior to being deducted as an expense item on the tax return. Accrued expenses also caused the temporary difference and can be deducted as an expense item on the tax return when actually paid by the Company.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of September 30, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions.

Taxes payable consist of the following:

	September 30, 2024	September 30, 2023

VAT taxes payable	$534,210	$368,947
Income taxes payable	1,256,580	710,438
Other taxes payable	11,600	3,485
Totals	$1,802,390	$1,082,870